Submission	Dec. 03, 2024
Submission [Line Items]
Central Index Key	0000927971
Registrant Name	BANK OF MONTREAL /CAN/
Registration File Number	333-264388
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES